Other Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Other Receivables and Prepaid Expenses
NOTE 4 -	OTHER RECEIVABLES AND PREPAID EXPENSES
	December 31,
	2021	2020

Prepaid expenses and other current assets	429	413
Government authorities	17	19
Other	133	50
Total	579	482